December 23, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	RiverSource Variable Series Trust (the “Trust”)
RiverSource Variable Portfolio S&P - 500 Index Fund (each a “Fund” and together, the “Funds”)
(No. 333-170420)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a class identifier for Class 1 and Class 2 shares of RiverSource Variable Portfolio – S&P 500 Index Fund, which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on November 5, 2010 (accession number 0001193125-10-250287). This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 (333-170420) solely for the purpose of obtaining class identifiers for the Fund, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact Jacob Comer at 617.951.7913.

Very truly yours,

/s/ Christopher O. Petersen
Christopher O. Petersen Assistant Secretary